SHORT-TERM AND LONG-TERM DEBT - Short-term debt narrative (Details) $ in Millions, € in Billions		6 Months Ended
	Jul. 27, 2022 USD ($) extension_option	Jun. 30, 2022 USD ($) facility	Jun. 30, 2022 EUR (€)	Dec. 31, 2021 USD ($)
Disclosure of detailed information about borrowings [line items]
Short-term bank loans and other credit facilities including commercial paper		$ 1,183		$ 888
Short-term bilateral credit facility
Disclosure of detailed information about borrowings [line items]
Facilities granted | facility		2
Undrawn borrowing facilities		$ 600
Commercial paper
Disclosure of detailed information about borrowings [line items]
Borrowings, maximum capacity | €			€ 1.5
Short-term bank loans and other credit facilities including commercial paper		$ 877
Bridge term facility agreement | Loan facility for intended CSP acquisition
Disclosure of detailed information about borrowings [line items]
Line of credit facility, maximum borrowing capacity	$ 2,200
Borrowings, term	12 months
Borrowings, number of extension options | extension_option	2
Borrowings, extension option term	6 months